Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes

Note 10. Income Taxes

The consolidated provision for income taxes consists of the following:

	2012	2011	2010
Currently payable
Federal	$1,917,067	$1,677,406	$2,788,069
State	270,114	211,796	364,212

	2,187,181	1,889,202	3,152,281
Deferred tax benefit	(536,373)	(572,140)	(1,069,820)

Income tax expense	$1,650,808	$1,317,062	$2,082,461

The differences between income taxes calculated at the federal statutory rate and income tax expense were as follows:

	2012	2011	2010
Federal taxes based on statutory rate	$2,867,834	$2,901,869	$3,143,298
State income taxes, net of federal benefit	178,275	139,785	240,380
Tax-exempt investment interest	(1,231,567)	(1,201,271)	(1,222,904)
Other, net	(163,734)	(523,321)	(78,313)

Income tax expense	$1,650,808	$1,317,062	$2,082,461

At December 31, 2012 and 2011, net deferred tax assets consist of the following:

	2012	2011
Deferred tax assets
Allowance for loan losses	$2,593,942	$2,492,167
Deferred compensation liability	2,207,288	1,897,054
Intangible assets	215,797	248,854
Other	678,366	620,117

Total	5,695,393	5,258,192
Deferred tax liabilities
Premises and equipment	1,197,848	1,279,130
Unrealized gain on available-for-sale securities	2,586,339	2,643,070
Other	194,033	211,923

Total	3,978,220	4,134,123

Net deferred tax asset	$1,717,173	$1,124,069

The net deferred tax asset of $1,717,173 and $1,124,069 at December 31, 2012 and 2011, respectively, is included in other assets. The Company has evaluated the need for a valuation allowance related to the above deferred tax assets and, based on the weight of the available evidence, has determined that it is more likely than not that all deferred tax assets will be realized.

As of December 31, 2012, the Company has no unrecognized tax benefits related to federal and state income tax matters. As of December 31, 2012, the Company has not accrued for interest and penalties related to uncertain tax positions. It is the Company’s policy to recognize interest and/or penalties related to income tax matters in income tax expense.

The Company and its subsidiary file a consolidated U. S. federal income tax return. The Company is currently open to audit under the statute of limitations by the Internal Revenue Service for the years ended December 31, 2009 through 2012. The Company and its subsidiary’s state income tax returns are open to audit under the statute of limitations for the years ended December 31, 2008 through 2012.